Financial Instruments by Categories - Summary of the Financial Instruments (Parenthetical) (Details)			6 Months Ended	12 Months Ended
	Apr. 16, 2024 USD ($) $ / shares	Feb. 16, 2024 USD ($) $ / shares	Jun. 30, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Jul. 16, 2024 $ / shares	Apr. 01, 2024 USD ($)	Apr. 01, 2024 KRW (₩)	Feb. 19, 2024 USD ($)	Feb. 19, 2024 KRW (₩)	Aug. 21, 2023 USD ($)	Aug. 21, 2023 KRW (₩)	Mar. 23, 2023 USD ($)	Mar. 23, 2023 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Percentage of accrued interest on convertible bond													10.00%	10.00%
Maturity date			Mar. 23, 2024	Mar. 23, 2024
Conversion price per share	$ 5.03	$ 6.21				$ 3
Issuance of convertible bonds | $	$ 1,175,000	$ 1,250,000		$ 98,951	$ 26,277,548
Convertible bond purchase agreement [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate principal amount											$ 1,931,203	₩ 2,500,000,000
Convertible bond purchase agreement [member] | Major ordinary share transactions [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate principal amount							$ 926,977	₩ 1,200,000,000	$ 1,004,226	₩ 1,300,000,000
Ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Ordinary shares par value						$ 0.0001
Charm Savings Bank [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate principal amount													$ 1,931,203	₩ 2,500,000,000